Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Shedule of warrants outstanding and exercisable

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of shares	Weighted average remaining contractual years	Weighted Average Exercise Price	Number of Shares	Weighted Average exercise Price

$0.02	20,000	5.50		20,000
$3.50	358,512	5.00		358,512
$4.00	7,500	1.84		7,500
$5.00	635,834	5.30		635,834
$5.50	143,401	5.50		143,401
$6.00	150,000	3.10		150,000
$11.40	192,204	1.44		192,204

	1,507,451	4.54	$4.28	1,507,451	$4.28